Securities (Summary of Equity Securities Net Realized Gains (Losses) Explanatory) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Equity Securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 91	$ 64
Cumulative realized gain/(loss)	19	6
FHLB stock [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	10	318
Cumulative realized gain/(loss)	$ 0	$ 0